Share capital and Contributed Surplus (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of classes of share capital [abstract]
Disclosure of issued common shares [Table Text Block]
	September 30, 2024		September 30, 2023		September 30, 2022
	Number	Amount	Number	Amount	Number	Amount
Balance, beginning of year	561,673	$33,379,110	77,319	$19,496,640	69,951	$17,215,068
Issued for U.S. IPO and Canadian Offering	-	$-	322,639	$13,675,120	-	$-
Issued in private placement	-	$-	154,219	$3,050,316	2,285	$272,000
Issued for debt settlements	4,670	$97,615	5,614	$233,485	14	$19,000
Issued for U.S. public offerings	835,000	$3,608,154	-	$-	-	$-
Issued for conversion of share units	-	$-	1,413	$529,504	834	$874,840
Issued for exercise of warrants	177,831	$1,771,239	357	$60,000	1,900	$277,098
Issued for exercise of stock options	-	$-	112	$5,836	-	$-
Issued for bonus shares relating to borrowings (Note 12)	-	$-	-	$-	1,852	$411,692
Issued for acquisition (Note 4(a))	-	$-	-	$-	396	$377,503
Issued for conversion of contingent shares (Note 4(a))	-	$-	-	$-	87	$83,319
Less: share offering costs for the year	-	$(1,033,393)	-	$(3,671,791)	-	$(33,880)
Balance, end of year	1,579,174	$37,822,725	561,673	$33,379,110	77,319	$19,496,640

Disclosure of weighted-average assumptions of warrants granted [Table Text Block]
Initial Recognition
Number of Warrants	7,692
Stock price (in USD)	$7.45
Exercise price (in USD)	$8.12
Black Scholes fair value (in USD)	$4.20
Volatility	66%
Dividend Yield	Nil
Risk-free interest rate	3.86%
Expected life	5
Exchange rate (USD/CAD)	1.3578

Weighted average fair value per warrant (CAD)	$5.70
Initial Recognition
Number of Warrants	14,500
Stock price (in USD)	$5.77
Exercise price (in USD)	$7.25
Black Scholes fair value (in USD)	$3.07
Volatility	66%
Dividend Yield	Nil
Risk-free interest rate	3.86%
Expected life	5
Exchange rate (USD/CAD)	1.3751

Weighted average fair value per warrant (CAD)	$4.22
Initial Recognition
Number of Warrants	35,362
Stock price (in USD)	$1.43
Exercise price (in USD)	$2.50
Black Scholes fair value (in USD)	$0.59
Volatility	91%
Dividend Yield	Nil
Risk-free interest rate	3.12%
Expected life	2.5
Exchange rate (USD/CAD)	1.3723

Weighted average fair value per warrant (CAD)	$0.81
August 2024 Warrants
Exercise Price (in USD)	$2.50
Stock price (in USD)	$1.43
Black Scholes fair value (in USD)	$1.00
Volatility	103%
Dividend Yield	Nil
Risk-free interest rate	3.03%
Expected life	5
Exchange rate (USD/CAD)	1.3499

Weighted average fair value per warrant (CAD)	$1.35
	2023 Warrants	2022 Warrants
Exercise Price (in USD)	$26.60	$50.00
Stock price (in USD)	$20.80	$41.30
Volatility	67%	75%
Dividend Yield	Nil	Nil
Risk-free interest rate	4.44%	4.20%
Expected life	2.5	2.5

Weighted average fair value per warrant (CAD)	$9.90	$14.30
	Acquisition of POC	July 2022 Warrants
Exercise Price	$17.20	$2.850
1/700 of stock price	$13.60	$2.150
Volatility	84.7%	90.5%
Dividend Yield	Nil	Nil
Risk-free interest rate	1.04%	3.12%
Expected life	3	2

Weighted average fair value per warrant CAD)	$6.60	$0.90

Disclosure of warrant activity [Table Text Block]
	September 30, 2024		September 30, 2023		September 30, 2022
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Outstanding, beginning of year	1,550,787	$24.90	1,341,716	$7.75	1,390,164	$7.38
Issued	609,405	$3.20	658,786	$52.90	100,000	$5.72
Exercised	(178,135)	$0.02	(25,000)	$5.00	(133,000)	$2.56
Expired	(822,000)	$2.10	(424,715)	$18.60	(15,448)	$5.63
Outstanding, end of year	1,160,057	$32.30	1,550,787	$24.90	1,341,716	$7.75
Exercisable, end of year	1,147,559	$32.60	1,538,286	$25.00	1,279,215	$8.15

Disclosure of additional information on outstanding warrants [Table Text Block]
	Number outstanding	Conversion ratio to Common Shares	Book value	Expiry Date
Classified as Equity
LEC's Warrants:
Exercise price of $7.00	50,000	70 for 1	$425,000	April 29, 2026

Acquisition of Police Ordnance (Note 4):
Exercise price of $17.20	20,000	70 for 1	$132,000	December 15, 2024

December 2022 U.S. Underwriter Warrants
Exercise price of US$51.625	13,495	1 for 1	$189,592	December 6, 2024

July 2023 U.S. Underwriter Warrants
Exercise price of US$26.60	12,363	1 for 1	$204,187	December 6, 2024

April 2024 U.S. Underwriter Warrants
Exercise price of US$8.125	7,692	1 for 1	$43,869	April 9, 2029

June 2024 U.S. Underwriter Warrants
Exercise price of US$7.25	14,500	1 for 1	$61,213	June 14, 2029

August 2024 U.S. Underwriter Warrants
Exercise price of US$2.50	35,362	1 for 1	$28,826	August 9, 2029
	153,412		$1,084,687
Classified as liability

December 2022 Public Offerings:
Exercise price of US$50.00	322,639	1 for 1	$65,765	December 9, 2027

December 2022 Option Warrants
Exercise price of US$51.625	37,500	1 for 1	$7,644	December 9, 2024

December 2022 Debt Settlement
Exercise price of US$50.00	5,614	1 for 1	$1,145	December 9, 2027

July 2023 Public Offerings:
Exercise price of US$26.60	154,219	1 for 1	$60,373	July 21, 2028

July 2023 Pre-Funded Warrants
Exercise price of US$0.01	15,173	1 for 1	$31,338	No expiry

August 2024 Public Offering
Exercise price of US$2.50	471,500	1 for 1	$681,030	August 9, 2029
	1,006,645		847,295
Total outstanding warrants	1,160,057		$1,931,982

Disclosure of Canadian Compensation Options [Table Text Block]
Initial
Recognition
Number of securities	5,084
Exercise price - compensation option (in USD)	$41.30
1-Year CAD/USD Forward Exchange Rate	$1.3560
Exercise price - compensation warrant (in USD)	$50.00
2-Year CAD/USD Forward Exchange Rate	$1.3483
Share price (in CAD)	$42.00
Expected life - compensation option	1.00
Expected life - compensation warrant	2.50
Dividend	$-
Volatility - compensation option	90%
Volatility - compensation warrant	75%
Risk free rate - compensation option	4.38%
Risk free rate - compensation warrant	3.15%
Fair value per compensation option (CAD)	$24.60

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		Weighted
	Number of	average
	options	exercise price
Outstanding at September 30, 2021	5,953	$959.00
Granted	950	$695.90
Cancelled	(1,192)	$1,317.60
Outstanding at September 30, 2022	5,711	$838.70
Granted	34,000	$25.90
Exercised	(112)	$36.00
Cancelled	(607)	$706.50
Outstanding at September 30, 2023	38,992	$28.00
Cancelled	(13,181)	$31.10

Outstanding at September 30, 2024	25,811	$26.44

Options exercisable at September 30, 2024	14,061	$27.23

Disclosure of weighted-average assumptions of stock options granted [Table Text Block]
	2024	2023	2022
Stock price	$1.75 to $24.50	$25.50 to $40.00	$147.00 to $1,267.00
Exercise price	Nil	$25.50 to $40.00	$147.00 to $1,267.00
Volatility	Nil	96.37%	90.48%
Dividend yield	Nil	Nil	Nil
Risk-free interest rate	Nil	4.65%	2.04%
Expected life (years)	Nil	2.93	2.91

Weighted-average fair value per option	Nil $	14.20	$382.06

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
Exercise price	Number outstanding	Weighted average remaining contractual life	Weighted average outstanding strike price	Exercisable	Remaining exercisable contractual life	Weighted average exercisable strike price
$25.50	23,500	2.88	$25.50	11,750	2.88	$25.50
$36.00	2,311	2.55	$36.00	2,311	2.55	$36.00
	25,811	2.85	$26.44	14,061	2.83	$27.23

Disclosure of changes in share units [Table Text Block]
	RSUs	PSUs	SARs	Total
Outstanding at September 30, 2021	1,628	285	214	2,127
Granted	1,072	1,794	51	2,917
Vested and converted to common shares	(568)	(266)	-	(834)
Vested and repurchased for withholding taxes	(14)	(24)	-	(38)
Expired / cancelled	-	(1,771)	-	(1,771)
Outstanding at September 30, 2022	2,118	18	265	2,401
Granted	-	-	-	-
Vested and converted to common shares	(2,010)	(18)	-	(2,028)
Vested and repurchased for withholding taxes	-	-	-	-
Expired / cancelled	-	-	-	-
Outstanding at September 30, 2023	108	-	265	373
Granted	-	-	-	-
Vested and converted to common shares	-	-	-	-
Vested and repurchased for withholding taxes	-	-	-	-
Expired / cancelled	(108)	-	(265)	(373)
Outstanding at September 30, 2024	-	-	-	-

Disclosure of share based compensation expense by function [Table Text Block]
	Year ended September 30, 2024	Year ended September 30, 2023	Year ended September 30, 2022
General and administrative	$189,692	$246,436	$1,104,858
Selling and marketing	-	53,800	552,627
Research and development, net	102,069	73,318	302,587
Total share-based compensation	$291,761	$373,554	$1,960,072